2. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Patent Costs	$ 75	$ 75
Other assets	326	283
Revenue from two entities	$ 653	$ 2,900
Percentage of revenue from two entities	65.00%	85.00%
Receivables From Customer	27.00%	48.00%